N-2 - shares	Sep. 08, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001378701
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	The GDL Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Fund's primary investment objective is to achieve absolute returns in various market conditions without excessive risk of capital. The Fund will seek to achieve its objective by investing primarily in merger arbitrage transactions and, to a lesser extent, in corporate reorganizations involving stubs, spin-offs, and liquidations.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of the Fund’s common shares on the open market when its shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV per share. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund repurchased and retired 256,390 and 265,048 common shares in the open market at an investment of $2,161,479 and $2,366,693 and an average discount of approximately 17.99% and 17.46%, respectively, from its NAV.

The Fund has an effective shelf registration authorizing an additional $200 million of common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders.

On March 28, 2022, the Fund issued 3,500,000 shares of Series E Cumulative Term Preferred Shares (Series E Preferred), receiving $34,750,000 after the deduction of estimated offering expenses of $250,000. The Series E Preferred has a liquidation value of $10.00 per share, and pays dividends at the rate of 4.00% per annum of the $10.00 per share liquidation preference for the dividend period beginning with the date of original issuance and ending on June 26, 2022 and the three dividend periods thereafter, and 4.25% per annum of the $10.00 per share liquidation preference for all subsequent dividend periods. The Series E Preferred Shares are callable at the Fund’s option on March 26, 2024, and have a mandatory redemption date of March, 26, 2025. At June 30, 2022, there were 3,500,000 Series E Preferred outstanding and accrued dividends amounted to $19,444.

The Series C Preferred paid distributions at an annualized rate of 4.000% on the $50 per share liquidation preference for the quarterly dividend periods ended on or prior to March 26, 2019 (Year 1). On February 22, 2019, the Fund’s Board announced a reset fixed dividend rate of 4.000% that will apply for the next eight quarterly dividend periods (Year 2 and Year 3). On March 1, 2021, the Board continued the 4.000% dividend rate for Series C Preferred through the mandatory redemption date of March 26, 2025. On March 26, 2020, 1,935,093 Series C Preferred were put back to the Fund at the liquidation value of $96,754,650, plus accumulated and unpaid dividends. At June 30, 2022, there were 688,932 Series C Preferred outstanding and accrued dividends amounted to $19,137.

Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C Preferred at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		13,574,167
Series E Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		3,500,000
Series C Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		688,932
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C Preferred at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.